Segment Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment information	Segment information
The segment information disclosed in these Consolidated Financial Statements reflects historical results consistent with the identifiable reporting segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reporting segments, Surgical and Vision Care. As indicated below, certain income and expenses are not allocated to segments.
Reporting segments are presented in a manner consistent with the internal reporting to the CODM. The reporting segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution, and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reporting segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses and a comprehensive portfolio of ocular health products, including products for dry eye, contact lens care and ocular allergies, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation described in Note 2, and the selected accounting policies mentioned in Note 3 are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments primarily based on net sales and segment contribution.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment costs for acquired product rights or other intangibles, general and administrative expenses for corporate activities, and certain other income and expense items.
General & administration (corporate) includes the costs of the Alcon corporate headquarters, including all related corporate function costs. For the historical comparative period only, the related corporate function costs were allocated to Alcon from its Former Parent.
Other expense, net of other income, includes other items of income and expense such as spin readiness and separation costs, transformation program costs, restructuring costs and legal settlements that are not attributable to a specific segment.
Segmentation - Consolidated income statements

	Surgical		Vision Care		Company
($ millions)	2019	2018	2019	2018	2019	2018
Net sales to third parties	4,174	3,999	3,188	3,150	7,362	7,149
Sales to former parent	—	2	—	2	—	4
Other revenues	—	—	146	—	146	—
Net sales and other revenues	4,174	4,001	3,334	3,152	7,508	7,153
Segment contribution(1)	923	813	563	594	1,486	1,407
Amortization of intangible assets					(1,084)	(1,019)
Impairment charges on intangible assets					—	(378)
General & administration (corporate)					(243)	(206)
Other (expense)/income, net					(346)	(52)
Operating (loss)					(187)	(248)
Interest expense					(113)	(24)
Other financial income & expense					(32)	(28)
(Loss) before taxes					(332)	(300)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Total
($ millions)	2019	2018	2019	2018	2019	2018	2019	2018
Depreciation of property, plant & equipment	(112)	(114)	(155)	(125)	—	—	(267)	(239)
Depreciation of right-of-use assets	(42)	—	(24)	—	—	—	(66)	—
Impairment charges on property, plant & equipment, net	(3)	(1)	(5)	(1)	—	—	(8)	(2)
Equity-based compensation(2)	(55)	(45)	(44)	(36)	(15)	(12)	(114)	(93)

(1)
The segment contribution corresponds to Net sales and Other revenues less Cost of net sales, Cost of other revenues, Selling, general & administration and Research & development attributable to segments, excluding amortization and impairments on intangible assets.

(2)	Equity-based compensation not allocated to segments in 2018 reflects an estimate of the allocation for corporate functions in the historical period based on 2019 actual percentages.

	Surgical		Vision Care		Company
($ millions)	2018	2017	2018	2017	2018	2017
Net sales to third parties	3,999	3,733	3,150	3,052	7,149	6,785
Sales to former parent	2	3	2	1	4	4
Other revenues	—	—	—	3	—	3
Net sales and other revenues	4,001	3,736	3,152	3,056	7,153	6,792
Segment contribution(1)	813	691	594	625	1,407	1,316
Amortization of intangible assets					(1,019)	(1,033)
Impairment charges on intangible assets					(378)	(57)
General & administration (corporate)					(206)	(202)
Other (expense)/income, net					(52)	(101)
Operating (loss)					(248)	(77)
Interest expense					(24)	(27)
Other financial income and expense					(28)	(23)
(Loss) before taxes					(300)	(127)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Company
($ millions)	2018	2017	2018	2017	2018	2017	2018	2017
Depreciation of property, plant & equipment	(114)	(106)	(125)	(109)	—	—	(239)	(215)
Impairment charges on property, plant & equipment, net	(1)	—	(1)	—	—	—	(2)	—
Equity-based compensation(2)	(45)	(34)	(36)	(27)	(12)	(10)	(93)	(71)

(1)
The segment contribution corresponds to Net sales and Other revenues less Cost of net sales, Cost of other revenues, Selling, general & administration and Research & development attributable to segments, excluding amortization and impairments on intangible assets.

(2)	Equity-based compensation not allocated to segments in 2018 and 2017 reflects an estimate of the allocation for corporate functions in the historical periods based on 2019 actual percentages.

Segmentation - Additional balance sheet disclosure

	Surgical		Vision Care		Not allocated(1)		Total
($ millions)	2019	2018	2019	2018	2019	2018	2019	2018
Goodwill	4,544	4,538	4,361	4,361	—	—	8,905	8,899
Intangible assets other than goodwill	5,770	6,053	1,481	1,646	2,980	2,980	10,231	10,679
(1) Alcon brand name.
Net sales by segment

($ millions)	2019	2018	2017

Surgical
Implantables	1,210	1,136	1,045
Consumables	2,304	2,227	2,104
Equipment/other	660	636	584
Total Surgical	4,174	3,999	3,733
Vision Care
Contact lenses	1,969	1,928	1,836
Ocular health	1,219	1,222	1,216
Total Vision Care	3,188	3,150	3,052
Net sales to third parties	7,362	7,149	6,785

Geographical information
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2019, 2018 and 2017, and for selected non-current assets at December 31, 2019, and 2018:

	Net sales(1)						Total of selected non-current assets(2)
($ millions unless indicated otherwise)	2019		2018		2017		2019		2018

Country
United States	3,055	41%	2,942	41%	2,800	41%	10,559	47%	10,056	45%
International	4,307	59%	4,207	59%	3,985	59%	12,014	53%	12,401	55%
thereof:
Switzerland (country of domicile)	56	1%	57	1%	57	1%	10,486	46%	11,166	50%
Japan	656	9%	593	8%	561	8%	66	—%	12	—%
China	377	5%	341	5%	279	4%	18	—%	2	—%
Other	3,218	44%	3,216	45%	3,088	46%	1,444	6%	1,221	5%
Company total	7,362	100%	7,149	100%	6,785	100%	22,573	100%	22,457	100%

(1)	Net sales from operations by location of third-party customer.

(2)	Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.
No customer accounted for 10% or more of Alcon's net sales.